Real Estate, Property and Equipment, Net (Details Narrative) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense	$ 601,314	$ 576,637
Impaiment of assets	$ 1,586,000	$ 811,060